PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 3) (Significant Other Unobservable Inputs, Level 3, Insurance contracts, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Significant Other Unobservable Inputs, Level 3 | Insurance contracts
Reconciliation of Level 3 assets
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	$ 26.5	$ 27.3
Net realized and unrealized gain	0.5	0.7
Purchases	2.0	3.5
Settlements	(1.7)	(3.4)
Transfer to assets held for sale		(1.6)
Impact of changes in foreign currency exchange rates	0.5
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	$ 27.8	$ 26.5